Thomas Martin (612) 340-8706 FAX (612) 340-7800 martin.tom@dorsey.com

December 4, 2014

Division of Corporation Finance
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549
Attention: Kathryn McHale

Re:	Heartland Financial USA, Inc.
Registration Statement on Form S-4
File No. 333-200085

Dear Ms. McHale:

Accompanying this letter and filed electronically by EDGAR please find Amendment No. 2 to the above Registration Statement on Form S-4 (the “Amendment”). This Amendment is being filed solely to note the incorporation by reference of the Form 8-K filed by Heartland Financial USA, Inc. on December 3, 2014, and omitted from the incorporation language contained on page 58 of the proxy statement/prospectus of Amendment No. 1.

Very truly yours,

/s/	Thomas Martin
Thomas Martin

TM:tlg